NUO
Nuveen Ohio Quality Municipal Income Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 153.1% (100.0% of Total Investments)
	Consumer Staples – 4.1% (2.7% of Total Investments)
$13,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	6/19 at 100.00	B-	$12,644,400
	Education and Civic Organizations – 14.0% (9.1% of Total Investments)
	Lorain County Community College District, Ohio, General Receipts Revenue Bonds, Refunding Series 2017:
1,305	5.000%, 12/01/32	6/27 at 100.00	Aa2	1,561,354
1,200	5.000%, 12/01/33	6/27 at 100.00	Aa2	1,433,208
505	5.000%, 12/01/34	6/27 at 100.00	Aa2	601,546
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014:
4,375	5.000%, 9/01/33	9/24 at 100.00	AA	5,001,850
2,500	4.000%, 9/01/39	9/24 at 100.00	AA	2,654,100
2,585	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017, 5.000%, 9/01/41	9/26 at 100.00	AA	3,024,062
	Miami University of Ohio, General Receipts Bonds, Series 2011:
130	5.000%, 9/01/33	9/21 at 100.00	AA	139,447
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,100,650
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	507,101
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,053,470
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	130,939
590	5.000%, 11/01/32	5/22 at 100.00	AA	640,286
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2013, 5.000%, 12/01/43	12/22 at 100.00	A+	5,432,950
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,092,910
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,057,460
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Green Bond Series 2014C, 5.000%, 6/01/41	12/24 at 100.00	AA-	1,137,840
3,175	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,670,109
7,580	Wright State University, Ohio, General Receipts Bonds, Series 2011A, 5.000%, 5/01/31 – BAM Insured	5/21 at 100.00	AA	8,027,296

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Youngstown State University, Ohio, General Receipts Bonds, Refunding Series 2017:
$1,555	5.000%, 12/15/29	12/26 at 100.00	A+	$1,864,585
1,670	5.000%, 12/15/30	12/26 at 100.00	A+	1,988,970
38,730	Total Education and Civic Organizations			43,120,133
	Health Care – 15.5% (10.2% of Total Investments)
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38	5/23 at 100.00	AA-	3,292,260
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,250	5.000%, 12/01/37	12/27 at 100.00	A-	2,592,225
1,000	5.000%, 12/01/47	12/27 at 100.00	A-	1,141,370
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa3	2,501,976
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	266,807
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 2016-XL0004, 7.924%, 11/15/41, 144A (IF) (4)	11/21 at 100.00	AA+	5,082,336
1,730	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,029,567
300	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 6.000%, 8/15/43	7/19 at 100.00	A-	300,981
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	872,398
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
2,410	5.000%, 5/01/30	7/19 at 100.00	BBB+	2,436,944
2,040	5.000%, 5/01/32	7/19 at 100.00	BBB+	2,062,297
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	6,437,661
1,100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2012A, 5.000%, 1/01/38	1/22 at 100.00	AA	1,180,806
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010:
1,520	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,564,658
555	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	574,636
	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A:
1,000	5.000%, 1/01/30	1/28 at 100.00	AA	1,247,910
2,090	5.000%, 1/01/33	1/28 at 100.00	AA	2,561,713
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,105,830
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,207,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
$2,670	5.000%, 12/01/37	12/22 at 100.00	Ba2	$2,804,034
5,510	5.000%, 12/01/42	12/22 at 100.00	Ba2	5,757,950
44,230	Total Health Care			48,021,599
	Housing/Multifamily – 1.1% (0.7% of Total Investments)
167	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler Project, Series 2002A, 5.550%, 5/20/22 (AMT)	7/19 at 100.00	Aaa	167,451
3,315	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (AMT)	7/19 at 101.00	Aa1	3,335,453
3,482	Total Housing/Multifamily			3,502,904
	Industrials – 1.3% (0.8% of Total Investments)
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc, Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	3,860,892
1,600	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A, 6.350%, 7/01/27 (AMT) (5)	7/19 at 100.00	N/R	16
5,095	Total Industrials			3,860,908
	Long-Term Care – 1.0% (0.7% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	926,271
2,220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	2,294,215
3,115	Total Long-Term Care			3,220,486
	Tax Obligation/General – 21.7% (14.2% of Total Investments)
2,500	Clark-Shawnee Local School District, Clark County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2017, 5.000%, 11/01/54	11/27 at 100.00	AA	2,941,475
1,050	Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 12/01/43	6/28 at 100.00	AA+	1,248,545
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	3,639,062
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	4,782,366
2,250	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	2,889,225
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
725	5.000%, 12/01/26	12/25 at 100.00	Aaa	879,715
900	5.000%, 12/01/32	12/25 at 100.00	Aaa	1,069,911
1,000	5.000%, 12/01/34	12/25 at 100.00	Aaa	1,181,720
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	1,980,366

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014:
$1,260	5.000%, 11/01/30	11/24 at 100.00	Aa2	$1,451,407
1,540	5.000%, 11/01/31	11/24 at 100.00	Aa2	1,769,891
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013:
555	5.250%, 1/01/38	1/22 at 100.00	AA	603,757
1,355	5.250%, 1/01/41	1/22 at 100.00	AA	1,472,248
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009, 5.125%, 12/01/36	12/19 at 100.00	Aa1	1,378,157
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 0.010%, 12/01/21	No Opt. Call	Aa1	2,073,103
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007:
3,625	5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	4,582,725
4,500	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	5,786,460
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006, 5.500%, 12/01/24 – AMBAC Insured	No Opt. Call	A1	1,541,805
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	784,979
2,880	Ohio State, General Obligation Bonds, Higher Education, Series 2017A, 5.000%, 5/01/36	5/25 at 100.00	AA+	3,350,074
3,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	3,479,610
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,113,325
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,550,737
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	Aa2	5,427,300
4,000	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	4,228,120
450	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	AA	490,509
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32	No Opt. Call	AA	1,975,875
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,193,490
60,260	Total Tax Obligation/General			66,865,957
	Tax Obligation/Limited – 38.0% (24.8% of Total Investments)
8,045	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA+	8,954,326

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
$1,250	5.000%, 10/01/31	4/28 at 100.00	AA	$1,541,263
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,224,450
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1, 5.000%, 11/15/38	11/23 at 100.00	AA	3,349,410
	Cleveland, Ohio, Income Tax Revenue Bonds, Subordinate Lien Improvement and Refunding Series 2017A-2:
435	5.000%, 10/01/30	10/27 at 100.00	AA	533,732
700	5.000%, 10/01/33	10/27 at 100.00	AA	845,208
500	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A, 5.000%, 12/01/36	12/19 at 100.00	BBB	504,210
6,750	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F, 5.000%, 12/01/27	12/20 at 100.00	AA	7,098,772
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,815	5.000%, 12/01/32	12/24 at 100.00	AAA	2,123,042
1,415	5.000%, 12/01/33	12/24 at 100.00	AAA	1,651,432
1,000	5.000%, 12/01/34	12/24 at 100.00	AAA	1,164,290
945	5.000%, 12/01/35	12/24 at 100.00	AAA	1,097,892
300	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	305,094
1,920	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/44	12/25 at 100.00	Aa1	2,222,899
10,350	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aa1	12,001,135
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,120	5.000%, 6/01/36	6/28 at 100.00	AAA	2,610,483
1,155	5.000%, 6/01/37	6/28 at 100.00	AAA	1,417,162
6,500	5.000%, 6/01/43	6/28 at 100.00	AAA	7,876,505
5,535	5.000%, 6/01/48	6/28 at 100.00	AAA	6,666,465
1,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015, 5.000%, 12/01/34	12/25 at 100.00	AA+	1,175,730
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	4,526,961
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A1	5,396,450
20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA	22,770,828
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	Aa3	1,106,670

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2017A:
$915	5.000%, 12/01/31	12/27 at 100.00	AA	$1,124,233
1,345	5.000%, 12/01/32	12/27 at 100.00	AA	1,647,450
1,250	Pickaway County, Ohio, Sales Tax Special Obligation Bonds, Series 2019, 5.000%, 12/01/48	12/28 at 100.00	AA	1,468,588
1,845	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 – AGM Insured	12/25 at 100.00	AA	1,985,792
400	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	431,188
4,700	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	4,680,918
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,840,146
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,341,492
	Vermilion Local School District, Erie and Lorain Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2012:
765	5.000%, 12/01/24	12/20 at 100.00	Aa3	802,669
805	5.000%, 12/01/25	12/20 at 100.00	Aa3	844,276
2,450	Westerville City School District, Franklin and Delaware Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2018, 5.000%, 12/01/39	12/27 at 100.00	Aa2	2,908,370
105,320	Total Tax Obligation/Limited			117,239,531
	Transportation – 19.5% (12.7% of Total Investments)
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
2,150	5.000%, 1/01/30	1/22 at 100.00	A	2,312,433
1,500	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	1,615,290
	Dayton, Ohio, Airport Revenue Bonds, James M Cox International Airport, Series 2015B:
860	5.000%, 12/01/33 – AGM Insured	12/23 at 100.00	AA	952,570
500	5.000%, 12/01/34 – AGM Insured	12/23 at 100.00	AA	552,925
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
2,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	2,835,225
3,000	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	3,369,780
4,250	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A-	4,600,667
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1:
2,050	5.250%, 2/15/39	2/23 at 100.00	Aa3	2,286,734
10,915	5.000%, 2/15/48	2/23 at 100.00	Aa3	11,915,469
15,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Series 2018A, 5.000%, 2/15/46 (UB)	2/28 at 100.00	Aa3	17,866,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-2:
$5,000	0.000%, 2/15/37	No Opt. Call	Aa3	$2,931,550
11,260	0.010%, 2/15/38	No Opt. Call	Aa3	6,348,501
5,000	0.000%, 2/15/40	No Opt. Call	Aa3	2,589,950
63,985	Total Transportation			60,177,444
	U.S. Guaranteed – 19.5% (12.7% of Total Investments) (6)
1,950	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	2,021,116
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,165	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	1,229,180
2,335	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A	2,463,635
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series 2012:
110	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	121,393
1,140	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	1,259,825
245	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	270,375
2,545	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	2,812,505
160	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	176,571
1,605	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	1,773,702
	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding Series 2012A:
1,960	5.000%, 12/01/31 (Pre-refunded 12/01/20)	12/20 at 100.00	AA	2,064,390
875	5.000%, 12/01/32 (Pre-refunded 12/01/20)	12/20 at 100.00	AA	921,603
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	8,868,096
2,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+	2,035,640
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
1,315	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,509,396
1,520	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,744,702
1,600	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,836,528
2,705	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	3,104,880
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
2,500	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	2,724,150
1,975	5.000%, 1/01/26 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	2,152,078
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School Facilities Improvement Series 2011, 5.000%, 11/01/39 (Pre-refunded 11/01/21) – AGM Insured	11/21 at 100.00	A1	1,237,128

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2009:
$250	5.000%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2	$253,545
2,615	5.250%, 11/01/40 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2	2,654,722
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+	1,103,849
1,090	5.250%, 12/01/28 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+	1,191,283
760	5.250%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+	830,619
600	5.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+	652,092
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	3,525,151
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa1	4,393,141
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	2,271,420
945	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.750%, 11/15/40 (Pre-refunded 5/15/20) – AGM Insured	5/20 at 100.00	AA	982,346
1,800	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,986,426
55,255	Total U.S. Guaranteed			60,171,487
	Utilities – 5.8% (3.8% of Total Investments)
1,500	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,673,175
1,430	American Municipal Power, Inc, Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	1,638,051
1,660	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	1,959,348
1,565	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	1,019,394
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
2,000	0.010%, 11/15/28 – NPFG Insured	No Opt. Call	A-	1,575,160
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A-	4,654,470
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	1,346,250
1,500	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A2	1,526,700
2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	1,850,000
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series 2001, 0.010%, 2/15/29 – NPFG Insured	No Opt. Call	A1	747,051
21,655	Total Utilities			17,989,599

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 11.6% (7.6% of Total Investments)
$8,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	AAA	$9,479,840
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42	1/22 at 100.00	AA+	2,190,881
375	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	390,885
1,275	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2014A, 5.000%, 12/01/31	12/24 at 100.00	AA+	1,487,287
2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	2,092,392
	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014:
2,950	5.000%, 11/15/39	11/24 at 100.00	AA+	3,387,219
1,400	5.000%, 11/15/44	11/24 at 100.00	AA+	1,599,122
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	933,021
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	686,996
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,218,728
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	787,602
10,000	Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 11/15/41 (UB) (4)	11/26 at 100.00	AA-	11,702,700
31,255	Total Water and Sewer			35,956,673
$445,502	Total Long-Term Investments (cost $441,693,170)			472,771,121
	Floating Rate Obligations – (6.5)%			(20,000,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (47.8)% (7)			(147,762,015)
	Other Assets Less Liabilities – 1.2%			3,820,267
	Net Asset Applicable to Common Shares – 100%			$308,829,373
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$472,771,121	$ —	$472,771,121

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 31.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.